PORTFOLIO OF INVESTMENTS – as of August 31, 2020 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)
Senior Loans – 83.6% of Net Assets

	Aerospace & Defense – 1.5%
$ 5,451,874	Advanced Integration Technology LP, 2017 Term Loan B, 1-month LIBOR + 4.750%, 5.750%, 4/03/2023(a)	$4,525,055
4,586,250	DynCorp International, Inc., 2019 Term Loan B, 1-month LIBOR + 6.000%, 7.000%, 8/18/2025(a)	4,540,388
9,725,564	TransDigm, Inc., 2020 Term Loan F, 1-month LIBOR + 2.250%, 2.406%, 12/09/2025(a)	9,207,386

		18,272,829

	Airlines – 0.3%
4,150,811	Allegiant Travel Co., 2020 Term Loan, 3-month LIBOR + 3.000%, 3.254%, 2/05/2024(a)	3,844,689

	Automotive – 5.5%
2,209,677	American Axle & Manufacturing, Inc., Term Loan B, 1-month LIBOR + 2.250%, 3.000%, 4/06/2024(a)	2,146,547
3,423,388	Belron Finance U.S. LLC, 2019 USD Term Loan B, 3-month LIBOR + 2.500%, 2.768%, 10/30/2026(a)	3,363,479
8,974,663	Clarios Global LP, USD Term Loan B, 1-month LIBOR + 3.500%, 3.659%, 4/30/2026(a)	8,786,733
9,236,280	Dayco Products LLC, 2017 Term Loan B, 3-month LIBOR + 4.250%, 4.506%, 5/19/2023(a)	5,757,251
10,717,702	Holley Purchaser, Inc., Term Loan B, 3-month LIBOR + 5.000%, 5.261%, 10/24/2025(a)	9,967,463
4,380,265	IXS Holdings, Inc., 2020 Term Loan B, 3-month LIBOR + 5.000%, 6.000%, 3/05/2027(a)	4,259,807
9,580,917	Mister Car Wash Holdings, Inc., 2019 Term Loan B, 6-month LIBOR + 3.250%, 4.375%, 5/14/2026(a)	8,985,559
7,884,229	Trico Group LLC, 2020 Term Loan B, 2/02/2024(b)	7,726,544
2,000,000	Trico Group LLC, 2020 Term Loan B, 2-month LIBOR + 7.500%, 8.500%, 2/02/2024(a)	1,960,000
8,311,413	Truck Hero, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.750%, 3.906%, 4/22/2024(a)	8,005,470
6,629,950	Wand NewCo 3, Inc., 2020 Term Loan, 3-month LIBOR + 3.000%, 4.072%, 2/05/2026(a)	6,368,929

		67,327,782

	Brokerage – 0.4%
997,468	Edelman Financial Center LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.000%, 3.170%, 7/21/2025(a)	965,050
3,852,045	Edelman Financial Center LLC, 2018 2nd Lien Term Loan, 1-month LIBOR + 6.750%, 6.920%, 7/20/2026(a)	3,628,164

		4,593,214

	Building Materials – 5.4%
1,293,156	American Builders & Contractors Supply Co., Inc., 2019 Term Loan, 1-month LIBOR + 2.000%, 2.156%, 1/15/2027(a)	1,257,996
7,809,603	Big Ass Fans LLC, 2018 Term Loan, 3-month LIBOR + 3.750%, 4.750%, 5/21/2024(a)	6,950,547
4,000,000	Floor & Decor Outlets of America, Inc., 2020 Incremental Term Loan B1, 1-month LIBOR + 4.000%, 5.000%, 2/15/2027(a)	3,910,000

Principal Amount	Description	Value (†)
Senior Loans – continued

	Building Materials – continued
$ 6,939,484	Interior Logic Group Holdings IV LLC, 2018 Term Loan B, 1-month LIBOR + 4.000%, 4.156%, 5/30/2025(a)	$6,592,510
8,479,037	Janus International Group LLC, 2018 1st Lien Term Loan, 3-month LIBOR + 3.750%, 4.822%, 2/12/2025(a)	8,182,271
9,134,791	Jeld-Wen, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 2.000%, 2.156%, 12/14/2024(a)	8,910,988
7,291,653	Mannington Mills, Inc., 2019 Term Loan B, 3-month LIBOR + 4.000%, 4.308%, 8/06/2026(a)	6,943,039
10,390,874	NCI Building Systems, Inc., 2018 Term Loan, 1-month LIBOR + 3.750%, 3.918%, 4/12/2025(a)	10,183,056
6,810,406	Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 1-month LIBOR + 2.500%, 2.656%, 2/01/2027(a)	6,627,956
6,869,683	Wilsonart LLC, 2017 Term Loan B, 3-month LIBOR + 3.250%, 4.250%, 12/19/2023(a)	6,780,926

		66,339,289

	Cable Satellite – 1.9%
8,626,687	CSC Holdings LLC, 2019 Term Loan B5, 1-month LIBOR + 2.500%, 2.658%, 4/15/2027(a)	8,337,089
1,500,000	Terrier Media Buyer, Inc., 2020 Term Loan B, 1-month LIBOR + 4.250%, 4.406%, 12/17/2026(a)	1,455,000
3,824,780	Terrier Media Buyer, Inc., Term Loan B, 1-month LIBOR + 4.250%, 4.406%, 12/17/2026(a)	3,744,689
2,676,000	UPC Broadband Holding B.V., 2020 USD Term Loan B1, 1/31/2029(b)	2,649,909
2,676,292	UPC Broadband Holding B.V., 2020 USD Term Loan B2, 1/31/2029(b)	2,650,199
5,000,000	Virgin Media Bristol LLC, USD Term Loan N, 1/31/2028(b)	4,861,100

		23,697,986

	Chemicals – 1.7%
3,639,000	Aruba Investments, Inc., 2020 USD Term Loan B, 6-month LIBOR + 4.250%, 5.250%, 7/07/2025(a)	3,625,354
3,971,519	Hexion, Inc., USD Exit Term Loan, 3-month LIBOR + 3.500%, 3.800%, 7/01/2026(a)	3,906,982
2,000,000	Momentive Performance Materials, Inc., Term Loan B, 5/15/2024(b)	1,897,500
1,546,096	Momentive Performance Materials, Inc., Term Loan B, 1-month LIBOR + 3.250%, 3.410%, 5/15/2024(a)	1,466,858
5,140,403	Natgasoline LLC, Term Loan B, 3-month LIBOR + 3.500%, 3.813%, 11/14/2025(a)	4,780,575
2,700,000	Univar, Inc., 2017 USD Term Loan B3, 7/01/2024(b)	2,643,597
2,277,555	Univar, Inc., 2019 USD Term Loan B5, 1-month LIBOR + 2.000%, 2.156%, 7/01/2026(a)	2,209,228

		20,530,094

	Construction Machinery – 0.4%
3,405,729	CTOS LLC, 2020 Term Loan B, 1-month LIBOR + 4.250%, 4.433%, 4/18/2025(a)	3,365,303
3,266,549	Onsite Rental Group Pty Ltd., Note, 6.100%, 10/26/2023(c)(d)(e)(f)	1,698,606

		5,063,909

Principal Amount	Description	Value (†)
Senior Loans – continued

	Consumer Cyclical Services – 7.0%
$ 11,577,803	Access CIG LLC, 2018 1st Lien Term Loan, LIBOR + 3.750%, 3.906%, 2/27/2025(g)	$11,163,549
6,975,000	Access CIG LLC, 2018 2nd Lien Term Loan, 3-month LIBOR + 7.750%, 7.906%, 2/27/2026(a)	6,335,602
16,382,672	ASP MCS Acquisition Corp., Term Loan B, 6-month LIBOR + 4.750%, 5.750%, 5/18/2024(a)(d)(e)(h)	7,536,029
6,671,598	BIFM CA Buyer, Inc., Term Loan B, 3-month LIBOR + 3.750%, 4.006%, 6/01/2026(a)	6,554,845
6,174,011	Boing U.S. Holdco, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 3.250%, 4.250%, 10/03/2024(a)	5,981,567
7,920,667	Boing U.S. Holdco, Inc., 2017 2nd Lien Term Loan, 1-month LIBOR + 7.500%, 8.500%, 10/03/2025(a)	7,287,013
1,000,000	Creative Artists Agency LLC, 2019 Term Loan B, 11/27/2026(b)	952,500
5,647,575	Creative Artists Agency LLC, 2019 Term Loan B, 1-month LIBOR + 3.750%, 3.906%, 11/27/2026(a)	5,379,315
9,102,186	Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, 1-month LIBOR + 2.750%, 2.906%, 8/21/2025(a)	8,700,142
1,890,000	DG Investment Intermediate Holdings 2, Inc., 2018 2nd Lien Term Loan, 1-month LIBOR + 6.750%, 7.500%, 2/02/2026(a)	1,701,000
1,283,593	National Intergovernmental Purchasing Alliance Co., 1st Lien Term Loan, 5/23/2025(b)	1,244,020
5,145,850	Sterling Midco Holdings, Inc., 1st Lien Term Loan, 3-month LIBOR + 3.500%, 4.500%, 6/19/2024(a)	4,484,917
2,000,000	STG-Fairway Holdings LLC, Term Loan B, 3-month LIBOR + 3.250%, 4.322%, 1/31/2027(a)	1,925,000
3,605,955	Thoughtworks, Inc., 2020 Term Loan, 3-month LIBOR + 3.750%, 4.750%, 10/11/2024(a)	3,529,329
2,493,606	West Corp., 2017 Term Loan, 3-month LIBOR + 4.000%, 5.000%, 10/10/2024(a)	2,225,294
6,532,619	William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 2.750%, 2.910%, 5/18/2025(a)	5,275,090
5,753,941	Xerox Business Services LLC, USD Term Loan B, 1-month LIBOR + 2.500%, 2.656%, 12/07/2023(a)	5,400,073

		85,675,285

	Consumer Products – 7.2%
21,246,740	Advantage Sales & Marketing, Inc., 2014 2nd Lien Term Loan, 3-month LIBOR + 6.500%, 7.500%, 7/25/2022(a)	18,644,014
2,088,751	Anastasia Parent LLC, 2018 Term Loan B, 3-month LIBOR + 3.750%, 4.058%, 8/11/2025(a)	860,732
8,976,571	Augusta Sportswear Group, Inc., Term Loan B, 3-month LIBOR + 4.500%, 5.500%, 10/26/2023(a)	7,125,153
8,260,811	CWGS Group LLC, 2016 Term Loan, 1-month LIBOR + 2.750%, 3.500%, 11/08/2023(a)	7,993,656
8,249,040	Highline Aftermarket Acquisition LLC, 2018 Term Loan B, 6-month LIBOR + 3.500%, 4.625%, 4/26/2025(a)	7,362,269
8,508,235	Inmar Holdings, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 4.000%, 5.072%, 5/01/2024(a)	7,943,033

Principal Amount	Description	Value (†)
Senior Loans – continued

	Consumer Products – continued
$ 6,464,328	Polyconcept Investments BV, USD 2016 Term Loan B, 3-month LIBOR + 4.500%, 5.500%, 8/16/2023(a)	$5,090,658
4,213,286	Serta Simmons Bedding LLC, 1st Lien Term Loan, 3-month LIBOR + 3.500%, 4.500%, 11/08/2023(a)(d)(h)	1,060,611
8,706,238	SIWF Holdings, Inc., 1st Lien Term Loan, 3-month LIBOR + 4.250%, 5.322%, 6/15/2025(a)	8,212,855
6,916,384	Strategic Partners Acquisition Corp., 2016 Term Loan, 1-month LIBOR + 3.750%, 4.750%, 6/30/2023(a)	6,812,638
4,112,628	Thor Industries, Inc., USD Term Loan B, 1-month LIBOR + 3.750%, 3.938%, 2/01/2026(a)	4,061,220
5,923,417	Weight Watchers International, Inc., 2017 Term Loan B, 1-month LIBOR + 4.750%, 5.500%, 11/29/2024(a)	5,886,395
6,783,987	Wellness Merger Sub, Inc., 1st Lien Term Loan, 3-month LIBOR + 4.000%, 4.256%, 6/30/2024(a)	6,634,197

		87,687,431

	Diversified Manufacturing – 0.9%
4,974,747	Engineered Machinery Holdings, Inc., 2018 Incremental Term Loan, 3-month LIBOR + 4.250%, 5.250%, 7/19/2024(a)	4,844,160
1,668,465	Granite Holdings U.S. Acquisition Co., Term Loan B, 3-month LIBOR + 5.250%, 6.322%, 9/30/2026(a)	1,610,069
4,525,000	Vertical U.S. Newco, Inc., USD Term Loan B, 7/30/2027(b)	4,482,601

		10,936,830

	Electric – 2.0%
8,350,611	CRCI Longhorn Holdings, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 3.500%, 3.656%, 8/08/2025(a)	7,863,520
5,191,765	KAMC Holdings, Inc., 2019 Term Loan, LIBOR + 4.000%, 4.256%, 8/14/2026(g)	4,555,774
2,314,750	Oregon Clean Energy LLC, Term Loan, 1-month LIBOR + 3.750%, 4.750%, 3/01/2026(a)	2,276,163
4,597,919	Revere Power LLC, Term Loan B, 1-month LIBOR + 4.250%, 4.406%, 3/29/2026(a)	4,222,407
331,985	Revere Power LLC, Term Loan C, 1-month LIBOR + 4.250%, 4.406%, 3/29/2026(a)	304,872
5,279,095	West Deptford Energy Holdings LLC, Term Loan B, 1-month LIBOR + 3.750%, 3.906%, 8/03/2026(a)	4,856,767

		24,079,503

	Environmental – 0.5%
6,617,854	EnergySolutions LLC, 2018 Term Loan B, 3-month LIBOR + 3.750%, 4.750%, 5/09/2025(a)	6,118,736

	Financial Other – 3.4%
17,508,486	Amynta Agency Borrower, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 4.500%, 4.656%, 2/28/2025(a)	15,741,180
329	AqGen Ascensus, Inc., 2017 Repriced Term Loan, 3-month LIBOR + 4.000%, 5.072%, 12/03/2022(a)	329
4,750,000	AqGen Ascensus, Inc., 2020 Term Loan, 12/13/2026(b)	4,714,375
2,701,000	GT Polaris, Inc., Term Loan B, 8/04/2027(b)	2,677,366

Principal Amount	Description	Value (†)
Senior Loans – continued

	Financial Other – continued
$ 5,685,270	LifeMiles Ltd., Term Loan B, 3-month LIBOR + 5.500%, 6.500%, 8/18/2022(a)	$5,145,170
2,992,347	NAB Holdings LLC, 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 4.000%, 7/01/2024(a)	2,819,120
10,698,158	Teneo Holdings LLC, Term Loan, 1-month LIBOR + 5.250%, 6.250%, 7/11/2025(a)	10,270,231

		41,367,771

	Gaming – 0.8%
4,987,212	Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 1-month LIBOR + 2.750%, 2.906%, 12/23/2024(a)	4,678,654
1,471,000	Caesars Resort Collection LLC, 2020 Term Loan B1, 3-month LIBOR + 4.500%, 4.726%, 7/21/2025(i)	1,424,119
2,400,000	PCI Gaming Authority, Term Loan, 5/29/2026(b)	2,321,328
1,317,404	PCI Gaming Authority, Term Loan, 1-month LIBOR + 2.500%, 2.656%, 5/29/2026(a)	1,274,219

		9,698,320

	Health Insurance – 0.8%
4,015,463	Sedgwick Claims Management Services, Inc., 2018 Term Loan B, 1-month LIBOR + 3.250%, 3.406%, 12/31/2025(a)	3,878,255
5,871,133	Sedgwick Claims Management Services, Inc., 2019 Term Loan B, 1-month LIBOR + 4.000%, 4.156%, 9/03/2026(a)	5,778,897

		9,657,152

	Healthcare – 3.6%
4,753,994	Carestream Dental Equipment, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 3.250%, 4.322%, 9/01/2024(a)	4,040,895
2,350,000	DuPage Medical Group Ltd., 2nd Lien Term Loan, 1-month LIBOR + 7.000%, 7.750%, 8/15/2025(a)	2,091,500
6,529,622	Gentiva Health Services, Inc., 2020 Term Loan, 1-month LIBOR + 3.250%, 3.438%, 7/02/2025(a)	6,464,326
7,792,817	Global Education Management Systems Establishment, Term Loan, 3-month LIBOR + 5.000%, 6.000%, 7/31/2026(a)	7,471,364
5,444,000	Milano Acquisition Corp., Term Loan, 8/13/2027(b)	5,396,365
4,684,196	National Mentor Holdings, Inc., 2019 Term Loan B, 1-month LIBOR + 4.250%, 4.410%, 3/09/2026(a)	4,635,013
213,277	National Mentor Holdings, Inc., 2019 Term Loan C, 1-month LIBOR + 4.250%, 4.410%, 3/09/2026(a)	211,037
4,987,179	Surgery Center Holdings, Inc., 2017 Term Loan B, 1-month LIBOR + 3.250%, 4.250%, 9/03/2024(a)	4,701,314
249,375	Surgery Center Holdings, Inc., 2020 Incremental Term Loan, 1-month LIBOR + 8.000%, 9.000%, 9/03/2024(a)	251,557
8,635,662	Verscend Holding Corp., 2018 Term Loan B, 1-month LIBOR + 4.500%, 4.656%, 8/27/2025(a)	8,563,727

		43,827,098

	Home Construction – 0.2%
2,349,854	Hayward Industries, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.500%, 3.656%, 8/05/2024(a)	2,308,731

Principal Amount	Description	Value (†)
Senior Loans – continued

	Independent Energy – 0.0%
$ 23,593,712	Gavilan Resources LLC, 2nd Lien Term Loan, 3/01/2024(d)(h)(j)	$117,969

	Industrial Other – 3.8%
7,934,593	ABG Intermediate Holdings 2 LLC, 2017 1st Lien Add-On Term Loan, 3-month LIBOR + 3.500%, 4.500%, 9/27/2024(a)	7,765,983
4,442,600	APi Group DE, Inc., Term Loan B, 1-month LIBOR + 2.500%, 2.656%, 10/01/2026(a)	4,357,435
7,455,981	CIBT Global, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 3.750%, 4.750%, 6/03/2024(a)	4,594,749
6,288,664	Harland Clarke Holdings Corp., Term Loan B7, 3-month LIBOR + 4.750%, 5.750%, 11/03/2023(a)	4,426,465
3,509,205	Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, 1-month LIBOR + 1.750%, 1.906%, 3/01/2027(a)	3,397,893
6,463,616	International Textile Group, Inc., 1st Lien Term Loan, 3-month LIBOR + 5.000%, 5.366%, 5/01/2024(i)	4,718,439
7,828,000	International Textile Group, Inc., 2nd Lien Term Loan, 3-month LIBOR + 9.000%, 9.367%, 5/01/2025(a)(d)(h)	3,522,600
10,598,336	NES Global Talent Finance U.S. LLC, 2018 1st Lien Term Loan B, 3-month LIBOR + 5.500%, 6.500%, 5/11/2023(a)	8,955,594
2,959,650	Ventia Deco LLC, 2016 Term Loan B, 5/21/2026(b)	2,937,453
1,483,562	Ventia Deco LLC, 2016 Term Loan B, 3-month LIBOR + 4.000%, 5.000%, 5/21/2026(a)	1,472,435

		46,149,046

	Integrated Energy – 0.6%
7,397,460	Matador Bidco S.a.r.l., Term Loan, 1-month LIBOR + 4.750%, 4.906%, 10/15/2026(a)	7,101,562

	Internet & Data – 3.4%
4,363,000	A&V Holdings Midco LLC, 2020 Term Loan B, 3-month LIBOR + 5.375%, 6.375%, 3/10/2027(a)	3,948,515
4,139,134	CareerBuilder LLC, Term Loan, 3-month LIBOR + 6.750%, 7.750%, 7/31/2023(a)	3,739,004
5,290,779	Castle U.S. Holding Corp., USD Term Loan B, 3-month LIBOR + 3.750%, 4.058%, 1/29/2027(a)	5,085,762
9,502,172	MH Sub I LLC, 2017 1st Lien Term Loan, 3-month LIBOR + 3.500%, 4.572%, 9/13/2024(a)	9,246,183
8,830,000	MH Sub I LLC, 2017 2nd Lien Term Loan, 6-month LIBOR + 7.500%, 8.572%, 9/15/2025(a)	8,719,625
2,901,995	MH Sub I LLC, 2020 Incremental Term Loan, 1-month LIBOR + 3.750%, 4.750%, 9/13/2024(a)	2,867,548
8,269,765	WeddingWire, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.500%, 4.808%, 12/19/2025(a)	7,897,626

		41,504,263

	Leisure – 2.8%
5,114,935	Crown Finance U.S., Inc., 2018 USD Term Loan, 3-month LIBOR + 2.250%, 3.322%, 2/28/2025(a)	3,996,043
4,009,700	Crown Finance U.S., Inc., 2019 Incremental Term Loan, 6-month LIBOR + 2.500%, 3.572%, 9/30/2026(a)	3,077,445
7,852,287	Kingpin Intermediate Holdings LLC, 2018 Term Loan B, 1-month LIBOR + 3.500%, 4.500%, 7/03/2024(a)	6,471,620

Principal Amount	Description	Value (†)
Senior Loans – continued

	Leisure – continued
$ 3,788,759	Playpower, Inc., 2019 Term Loan, 3-month LIBOR + 5.500%, 5.808%, 5/08/2026(a)	$3,343,580
6,871,420	PUG LLC, USD Term Loan, 1-month LIBOR + 3.500%, 3.656%, 2/12/2027(a)	5,817,825
5,697,493	Recess Holdings, Inc., 2017 1st Lien Term Loan, LIBOR + 3.750%, 4.750%, 9/30/2024(g)	4,864,235
7,600,950	Thunder Finco Pty Ltd., Term Loan B, 1-month LIBOR + 4.000%, 4.750%, 11/26/2026(a)	6,384,798

		33,955,546

	Lodging – 0.8%
4,164,094	Aimbridge Acquisition Co., Inc., 2019 Term Loan B, 1-month LIBOR + 3.750%, 3.906%, 2/02/2026(a)	3,591,531
7,184,064	Golden Nugget, Inc., 2017 Incremental Term Loan B, LIBOR + 2.500%, 3.250%, 10/04/2023(g)	6,409,118

		10,000,649

	Media Entertainment – 3.1%
3,388,634	Diamond Sports Group LLC, Term Loan, 1-month LIBOR + 3.250%, 3.410%, 8/24/2026(a)	2,859,160
4,000,000	iHeartCommunications, Inc., 2020 Incremental Term Loan, 3-month LIBOR + 4.000%, 4.750%, 5/01/2026(a)	3,856,680
2,848,022	iHeartCommunications, Inc., 2020 Term Loan, 1-month LIBOR + 3.000%, 3.156%, 5/01/2026(a)	2,697,475
7,205,717	ION Media Networks, Inc., 2019 Term Loan B, 1-month LIBOR + 3.000%, 3.188%, 12/18/2024(a)	7,025,574
3,989,232	McGraw-Hill Global Education Holdings LLC, 2016 Term Loan B, 3-month LIBOR + 4.000%, 5.000%, 5/04/2022(a)	3,434,050
4,868,000	Meredith Corp., 2020 Incremental Term Loan B, 1-month LIBOR + 4.250%, 5.250%, 1/31/2025(a)	4,786,851
2,945,285	Meredith Corp., 2020 Term Loan B2, 1-month LIBOR + 2.500%, 2.668%, 1/31/2025(a)	2,830,684
9,700,000	Metro-Goldwyn-Mayer, Inc., 2018 2nd Lien Term Loan, 1-month LIBOR + 4.500%, 5.500%, 7/03/2026(a)	9,312,000
973,379	Project Sunshine IV PTY Ltd., 2017 Term Loan B, 1-month LIBOR + 7.000%, 8.000%, 8/21/2022(a)(e)(f)	973,379

		37,775,853

	Metals & Mining – 1.0%
5,848,387	GrafTech Finance, Inc., 2018 Term Loan B, 1-month LIBOR + 3.500%, 4.500%, 2/12/2025(a)	5,760,662
8,451,486	U.S. Silica Co., 2018 Term Loan B, 1-month LIBOR + 4.000%, 5.000%, 5/01/2025(a)	6,755,188

		12,515,850

	Midstream – 1.6%
8,315,776	Lower Cadence Holdings LLC, Term Loan B, 1-month LIBOR + 4.000%, 4.000%, 5/22/2026(a)	7,629,724
12,732,305	Prairie ECI Acquiror LP, Term Loan B, 1-month LIBOR + 4.750%, 4.906%, 3/11/2026(a)	11,411,328

		19,041,052

Principal Amount	Description	Value (†)
Senior Loans – continued

	Packaging – 0.1%
$ 1,250,000	Titan Acquisition Ltd., 2018 Term Loan B, 3/28/2025(b)	$1,178,125

	Pharmaceuticals – 0.5%
5,237,949	Akorn, Inc., Term Loan B, 1-month LIBOR + 14.500%, 15.500%, (0.750% PIK, 14.750% Cash), 4/16/2021(a)(k)	4,646,060
947,027	Bausch Health Cos., Inc., Term Loan B, 1-month LIBOR + 2.750%, 2.933%, 11/27/2025(a)	926,903

		5,572,963

	Property & Casualty Insurance – 1.5%
758,858	AssuredPartners Capital, Inc., 2020 Incremental Term Loan B, 1-month LIBOR + 4.500%, 5.500%, 2/12/2027(a)	756,331
3,813,910	AssuredPartners, Inc., 2020 Term Loan B, 1-month LIBOR + 3.500%, 3.656%, 2/12/2027(a)	3,715,854
1,673,000	Broadstreet Partners, Inc., 2020 Incremental Term Loan B, 1-month LIBOR + 3.750%, 4.750%, 1/27/2027(a)	1,647,905
4,351,690	Hyperion Insurance Group Ltd., 2017 Repriced Term Loan, 1-month LIBOR + 3.500%, 4.500%, 12/20/2024(a)	4,303,952
5,485,897	USI, Inc., 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 3.308%, 5/16/2024(a)	5,329,330
2,578,045	USI, Inc., 2019 Incremental Term Loan B, 3-month LIBOR + 4.000%, 4.308%, 12/02/2026(a)	2,535,610

		18,288,982

	Refining – 0.5%
6,975,836	Delek U.S. Holdings, Inc., 2018 Term Loan B, 1-month LIBOR + 2.250%, 2.406%, 3/31/2025(a)	6,568,517

	REITs – Retail – 1.1%
6,116,960	Brookfield Property REIT, Inc., 1st Lien Term Loan B, 1-month LIBOR + 2.500%, 2.656%, 8/27/2025(a)	4,892,161
8,639,000	Forest City Enterprises LP, 2019 Term Loan B, 1-month LIBOR + 3.500%, 3.656%, 12/08/2025(a)	8,390,629

		13,282,790

	Restaurants – 3.1%
1,494,737	1011778 B.C. Unlimited Liability Co., Term Loan B4, 11/19/2026(b)	1,436,816
4,451,530	Bojangles’ Restaurants, Inc., Term Loan, 1-month LIBOR + 4.750%, 4.906%, 1/28/2026(a)	4,362,499
2,984,925	Carrols Restaurant Group, Inc., Term Loan B, LIBOR + 3.250%, 3.483%, 4/30/2026(g)	2,777,054
7,209,804	Flynn Restaurant Group LP, 1st Lien Term Loan, 1-month LIBOR + 3.500%, 3.656%, 6/27/2025(a)	6,813,265
7,618,397	Portillo’s Holdings LLC, 2019 1st Lien Term Loan B3, 3-month LIBOR + 5.500%, 6.500%, 9/06/2024(a)	7,189,862
16,994,617	Red Lobster Management LLC, Term Loan B, 3-month LIBOR + 5.250%, 6.250%, 7/28/2021(a)	14,615,370

		37,194,866

	Retailers – 2.5%
6,527,060	Array Canada, Inc., Term Loan B, 3-month LIBOR + 5.000%, 6.000%, 2/10/2023(a)	3,263,530

Principal Amount	Description	Value (†)
Senior Loans – continued

	Retailers – continued
$ 16,003,324	BDF Acquisition Corp., 1st Lien Term Loan, 3-month LIBOR + 5.250%, 6.250%, 8/14/2023(a)	$14,402,992
4,182,193	EG Group Ltd., 2018 USD Term Loan B, 6-month LIBOR + 4.000%, 5.072%, 2/07/2025(a)	4,047,568
4,729,740	Kontoor Brands, Inc., Term Loan B, 3-month LIBOR + 4.250%, 4.420%, 5/15/2026(a)	4,635,145
5,741,689	Talbots, Inc. (The), 2018 Term Loan B, 3-month LIBOR + 7.000%, 8.000%, 11/28/2022(a)	4,540,700

		30,889,935

	Supermarkets – 1.2%
14,969,094	BI-LO Holding LLC, Exit Term Loan B, LIBOR + 8.000%, 9.000%, 5/31/2024(g)	14,924,186

	Technology – 9.7%
6,425,068	Aptean, Inc., 2019 Term Loan, 1-month LIBOR + 4.250%, 4.406%, 4/23/2026(a)	6,268,489
1,587,000	Cardtronics USA, Inc., Term Loan B, 1-month LIBOR + 4.000%, 5.000%, 6/29/2027(a)	1,582,049
4,873,546	CommScope, Inc., 2019 Term Loan B, 1-month LIBOR + 3.250%, 3.406%, 4/06/2026(a)	4,762,137
6,193,496	Corel Corp., 2019 Term Loan, 3-month LIBOR + 5.000%, 5.256%, 7/02/2026(a)	5,887,723
8,975,703	Finastra USA, Inc., USD 1st Lien Term Loan, LIBOR + 3.500%, 4.500%, 6/13/2024(g)	8,438,866
5,000,000	GlobalLogic Holdings, Inc., 2020 Incremental Term Loan B2, 8/13/2027(b)	4,975,000
10,168,504	Helios Software Holdings, Inc., USD Term Loan, 6-month LIBOR + 4.250%, 5.322%, 10/24/2025(a)	10,066,819
9,523,669	Hyland Software, Inc., 2017 2nd Lien Term Loan, 1-month LIBOR + 7.000%, 7.750%, 7/07/2025(a)	9,511,764
8,474,347	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 9.750%, 4/01/2022(a)(d)(h)	227,790
10,755,500	McAfee LLC, 2017 2nd Lien Term Loan, 1-month LIBOR + 8.500%, 9.500%, 9/29/2025(a)	10,829,498
3,663,915	Project Alpha Intermediate Holding, Inc., 2019 Incremental Term Loan B, 3-month LIBOR + 4.250%, 4.520%, 4/26/2024(a)	3,627,276
8,958,939	Quest Software U.S. Holdings, Inc., 2018 1st Lien Term Loan, 3-month LIBOR + 4.250%, 4.511%, 5/16/2025(a)(d)(h)	8,759,244
3,482,000	Redstone Buyer LLC, Term Loan, 6/29/2027(b)	3,473,295
3,600,000	Rocket Software, Inc., 2018 Term Loan, 11/28/2025(b)	3,467,016
5,307,313	S2P Acquisition Borrower, Inc., Term Loan, 3-month LIBOR + 4.000%, 5.072%, 8/14/2026(a)	5,224,412
6,888,997	Sirius Computer Solutions, Inc., 2020 Term Loan, 1-month LIBOR + 3.500%, 3.656%, 7/01/2026(a)	6,729,723
10,893,561	SurveyMonkey, Inc., 2018 Term Loan B, 1 Week LIBOR + 3.750%, 3.860%, 10/10/2025(a)	10,798,243
500,000	Ultimate Software Group, Inc. (The), 2020 2nd Lien Incremental Term Loan, 3-month LIBOR + 6.750%, 7.500%, 5/03/2027(a)	509,375
7,872,238	Verifone Systems, Inc., 2018 1st Lien Term Loan, 3-month LIBOR + 4.000%, 4.253%, 8/20/2025(a)	7,071,868
6,025,389	Web.com Group, Inc., 2018 Term Loan B, 1-month LIBOR + 3.750%, 3.933%, 10/10/2025(a)	5,812,995

		118,023,582

Principal Amount	Description	Value (†)
Senior Loans – continued

	Transportation Services – 1.7%
$ 6,665,253	Deliver Buyer, Inc., Term Loan B, 3-month LIBOR + 5.000%, 6.000%, 5/01/2024(a)	$6,531,948
8,138,971	Uber Technologies, Inc., 2018 Term Loan, 1-month LIBOR + 4.000%, 5.000%, 4/04/2025(a)	8,041,629
5,654,105	Verra Mobility Corp., 2020 Term Loan B, 3-month LIBOR + 3.250%, 3.558%, 2/28/2025(a)	5,512,752

		20,086,329

	Utility Other – 0.4%
5,003,390	Pacific Gas & Electric Co., 2020 Term Loan, 3-month LIBOR + 4.500%, 5.500%, 6/23/2025(a)	4,918,983

	Wireless – 0.3%
3,886,640	Asurion LLC, 2017 2nd Lien Term Loan, 1-month LIBOR + 6.500%, 6.656%, 8/04/2025(a)	3,892,470

	Wirelines – 0.4%
3,229,590	Avaya, Inc., 2018 Term Loan B, 1-month LIBOR + 4.250%, 4.412%, 12/15/2024(a)	3,134,059
2,000,000	Coral-U.S. Co-Borrower LLC, 2020 Term Loan B2, 1-month LIBOR + 2.250%, 2.406%, 1/31/2028(a)	1,929,000

		5,063,059

	Total Senior Loans (Identified Cost $1,126,721,921)	1,019,073,226

Bonds and Notes – 6.6%

Non-Convertible Bonds – 6.3%

	Aerospace & Defense – 0.7%
3,500,000	Spirit AeroSystems, Inc., 7.500%, 4/15/2025, 144A	3,532,795
5,500,000	TransDigm, Inc., 6.500%, 7/15/2024	5,527,500

		9,060,295

	Brokerage – 0.4%
5,000,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.250%, 6/03/2026, 144A	5,050,000

	Building Materials – 0.4%
4,250,000	Beacon Roofing Supply, Inc., 4.875%, 11/01/2025, 144A	4,213,322

	Chemicals – 0.6%
5,814,000	Atotech Alpha 2 BV, 9.500% PIK or 8.750% Cash, 6/01/2023, 144A(l)	5,901,210
1,715,000	Avient Corp., 5.750%, 5/15/2025, 144A	1,822,187

		7,723,397

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Gaming – 0.4%
$ 4,235,000	Colt Merger Sub, Inc., 6.250%, 7/01/2025, 144A	$4,489,058

	Lodging – 0.1%
1,000,000	Wyndham Destinations, Inc., 3.900%, 3/01/2023	990,000

	Media Entertainment – 0.5%
5,750,000	AMC Networks, Inc., 4.750%, 8/01/2025	5,951,250

	Non-Agency Commercial Mortgage-Backed Securities – 0.4%
6,133,071	Motel 6 Trust, Series 2017-M6MZ, Class M, 1-month LIBOR + 6.927%, 7.088%, 8/15/2024, 144A(a)	5,162,647

	Property & Casualty Insurance – 0.4%
4,000,000	NMI Holdings, Inc., 7.375%, 6/01/2025, 144A	4,318,440

	REITs – Hotels – 0.3%
50,000	Service Properties Trust, 3.950%, 1/15/2028	43,015
550,000	Service Properties Trust, 4.350%, 10/01/2024	516,830
20,000	Service Properties Trust, 4.500%, 6/15/2023	19,664
3,040,000	Service Properties Trust, 4.750%, 10/01/2026	2,789,200
100,000	Service Properties Trust, 4.950%, 2/15/2027	91,500

		3,460,209

	REITs – Mortgage – 0.5%
5,000,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 3/15/2022, 144A	4,950,000
1,750,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	1,662,500

		6,612,500

	Supermarkets – 0.5%
5,750,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/2027, 144A	6,051,875

	Technology – 1.1%
4,500,000	Cardtronics, Inc./Cardtronic USA, Inc., 5.500%, 5/01/2025, 144A	4,545,000
6,000,000	EIG Investors Corp., 10.875%, 2/01/2024	6,210,000

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Technology – continued
$ 2,235,000	Sabre GLBL, Inc., 7.375%, 9/01/2025, 144A	$2,343,353
710,000	Sabre GLBL, Inc., 9.250%, 4/15/2025, 144A	789,875

		13,888,228

	Total Non-Convertible Bonds (Identified Cost $74,361,679)	76,971,221

Convertible Bonds – 0.3%

	REITs – Mortgage – 0.3%
3,250,000	Blackstone Mortgage Trust, Inc., 4.375%, 5/05/2022 (Identified Cost $3,105,396)	3,120,000

	Total Bonds and Notes (Identified Cost $77,467,075)	80,091,221

Shares
Common Stocks – 0.2%

	Chemicals – 0.1%
193,746	Hexion Holdings Corp., Class B(m)	1,646,841

	Energy Equipment & Services – 0.1%
61,854	Ameriforge Group, Inc.(d)(e)(f)(m)	454,627

	Specialty Retail – 0.0%
1,790,513	Onsite Rental Group Pty Ltd.(c)(d)(e)(f)(m)	—

	Total Common Stocks (Identified Cost $7,580,893)	2,101,468

Exchange-Traded Funds – 1.5%
835,000	Invesco Senior Loan ETF (Identified Cost $18,250,875)	18,261,450

Principal Amount
Short-Term Investments – 7.4%
$ 89,937,152	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/31/2020 at 0.000% to be repurchased at $89,937,152 on 9/01/2020 collateralized by $75,802,400 U.S. Treasury Note, 2.125% due 11/30/2024 valued at $82,259,668; $9,065,500 U.S. Treasury Note, 2.375% due 3/15/2022 valued at $9,476,357 including accrued interest(n) (Identified Cost $89,937,152)	89,937,152

Description	Value (†)
Total Investments – 99.3% (Identified Cost $1,319,957,916)	$1,209,464,517
Other assets less liabilities – 0.7%	8,724,326

Net Assets – 100.0%	$1,218,188,843

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of August 31, 2020, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$21,224,243	1.7%	$3,126,612	0.3%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of August 31, 2020 is disclosed.
(b)	Position is unsettled. Contract rate was not determined at August 31, 2020 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)	Securities subject to restriction on resale. At August 31, 2020, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Onsite Rental Group Pty Ltd.	11/03/2017	$—	$—	—
Onsite Rental Group Pty Ltd., Note	11/03/2017	2,384,581	1,698,606	0.1%

(d)	Illiquid security.
(e)	Level 3 security. Value has been determined using significant unobservable inputs.
(f)	Fair valued by the Fund’s adviser. At August 31, 2020, the value of these securities amounted to $3,126,612 or 0.3% of net assets.
(g)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at August 31, 2020. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(h)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At August 31, 2020, the value of these securities amounted to $21,224,243 or 1.7% of net assets.
(i)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at August 31, 2020.
(j)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(k)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended August 31, 2020, interest payments were made in cash and principal.
(l)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended August 31, 2020, interest payments were made in cash.
(m)	Non-income producing security.
(n)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of August 31, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, the value of Rule 144A holdings amounted to $54,832,262 or 4.5% of net assets.
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Senior Loans
Construction Machinery	$—	$3,365,303	$1,698,606	(a)	$5,063,909
Consumer Cyclical Services	—	78,139,256	7,536,029	(b)	85,675,285
Media Entertainment	—	36,802,474	973,379	(a)	37,775,853
All Other Senior Loans*	—	890,558,179	—		890,558,179

Total Senior Loans	—	1,008,865,212	10,208,014		1,019,073,226

Bonds and Notes*	—	80,091,221	—		80,091,221
Common Stocks
Chemicals	—	1,646,841	—		1,646,841
Energy Equipment & Services	—	—	454,627	(a)	454,627
Specialty Retail	—	—	—	(c)	—

Total Common Stocks	—	1,646,841	454,627		2,101,468

Exchange-Traded Funds	18,261,450	—	—		18,261,450
Short-Term Investments	—	89,937,152	—		89,937,152

Total	$18,261,450	$1,180,540,426	$10,662,641		$1,209,464,517

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued at zero by the Fund’s adviser using level 3 inputs.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of November 30, 2019 and/or August 31, 2020:

Asset Valuation Inputs

Investments in Securities	Balance as of November 30, 2019		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2020		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at August 31, 2020
Senior Loans
Construction Machinery	$—		$107,061	$—	$(1,577,008)	$—	$—	$3,168,553	$—	$1,698,606		$(1,577,008)
Consumer Cyclical Services	—		163,186	281	67,270	—	(84,230)	7,389,522	—	7,536,029		67,270
Internet & Data	8,911,883		1,790	(2,244,669)	1,613,805	—	(8,282,809)	—	—	—		—
Leisure	6,672,769		5,793	(957,783)	1,077,808	—	(6,798,587)	—	—	—		—
Media Entertainment	—		—	(12,499)	28,932	—	(2,313,207)	3,270,153	—	973,379		28,932
Bonds and Notes
Independent Energy	2,207,400	(a)	111,614	(6,457,526)	4,138,512	—	—	—	—	—		—
Common Stocks
Energy Equipment & Services	—		—	—	(2,885,489)	—	—	3,340,116	—	454,627		(2,885,489)
Oil, Gas & Consumable Fuels	—	(b)	—	(1,853,525)	1,853,525	—	—	—	—	—		—
Specialty Retail	—	(b)	—	—	—	—	—	—	—	—	(b)

Total	$17,792,052		$389,444	$(11,525,721)	$4,317,355	$—	$(17,478,833)	$17,168,344	$—	$10,662,641		$(4,366,295)

(a)	Includes a security fair valued at zero using Level 3 inputs.
(b)	Fair valued at zero.

A debt security valued at $3,168,553 was transferred from Level 2 to Level 3 during the period ended August 31,2020. At November 30, 2019, this security was valued at a bid price furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At August 31, 2020, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

A debt security valued at $7,389,522 was transferred from Level 2 to Level 3 during the period ended August 31, 2020. At November 30, 2020, this security was valued at a bid price furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At August 31, 2020, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

A debt security valued at $3,270,153 was transferred from Level 2 to Level 3 during the period ended August 31,2020. At November 30, 2019, this security was valued at a bid price furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At August 31, 2020, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service was unable to price the security.

A common stock valued at $3,340,116 was transferred from Level 2 to Level 3 during the period ended August 31, 2020. At November 30 2019, this security was valued on the basis of closing bid quotations furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At August 31, 2020, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

Industry Summary at August 31, 2020 (Unaudited)

Technology	10.8%
Consumer Products	7.2
Consumer Cyclical Services	7.0
Building Materials	5.8
Automotive	5.5
Industrial Other	3.8
Healthcare	3.6
Media Entertainment	3.6
Internet & Data	3.4
Financial Other	3.4
Restaurants	3.1
Leisure	2.8
Retailers	2.5
Chemicals	2.4
Aerospace & Defense	2.2
Electric	2.0
Other Investments, less than 2% each	21.3
Short-Term Investments	7.4
Exchange-Traded Funds	1.5

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%